Leases - Schedule of operating lease maturities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 78.9
2022	48.7
2023	29.1
2024	18.4
2025	9.8
Thereafter	0.5
Total	185.4
Interest	(6.4)
Present value of lease liabilities	$ 179.0	$ 201.5